Retirement Plans - Pension Plan Asset Allocation (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans
Target allocations	100.00%
Percentage of plan assets	100.00%	100.00%
Equity Securities [Member]
Retirement Plans
Target allocations	60.00%
Percentage of plan assets	60.00%	67.00%
Equity Securities [Member] | Common Stock [Member]
Retirement Plans
Percentage of plan assets	8.00%	9.00%
CTS common stock included in pension plan assets, Amount	26,000,000	29,000,000
Debt Securities [Member]
Retirement Plans
Target allocations	25.00%
Percentage of plan assets	25.00%	20.00%
Other [Member]
Retirement Plans
Target allocations	15.00%
Percentage of plan assets	15.00%	13.00%